Subsequent Events	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events:

The Company has evaluated subsequent events that occurred after the balance sheet date but before the issuance of these consolidated financial statements and, where it was deemed necessary, appropriate disclosures have been made.

a)	On September 5, 2017, the Company received a letter from The Nasdaq Stock Market confirming that it has regained compliance with the minimum bid price requirement.
b)
On August 22, 2017, the Company entered into a second supplemental letter with Jelco with respect to the loan facility dated May 24, 2017, whereby the repayment of $4,750 was deferred until September 29, 2017.

c)
On September 5, 2017, the Company obtained an indicative term sheet from Jelco for a convertible promissory note of $13,750 to partially fund the Natixis settlement agreement and the scheduled repayment of $4,750 due under the loan issued to Jelco in May 2017. The Company expects to enter into the convertible promissory note agreement by the end of September 2017.The note will be repayable in two equal annual installments of $1,375, commencing in the third quarter of 2019 and one balloon installment of $11,000 due in the third quarter of 2021. At Jelco's option, the outstanding principal amount under the convertible note may be paid at any time in common shares.

d)
In September 2017, the Company entered into a financing arrangement with Amsterdam Trade Bank N.V. for loan amount of $16,500 to partially fund the Natixis settlement agreement, which is expected to close by September 29, 2017 and is subject to completion of legal documentation. The loan will bear interest at LIBOR plus a margin of 4.65% per annum which will be payable quarterly. The principal will be repayable by nineteen consecutive quarterly installments being $200 each of the first four installments, $300 each of the subsequent four installments, and $400 each of the subsequent 11 installments, in addition to a balloon installment of any outstanding indebtedness due on the maturity date, May 26, 2022. On each quarterly repayment date, an additional repayment of at least $10, or an integral multiple of that amount, of any excess cash standing in the vessel's operating account shall be applied towards reducing the balloon installment. Excess cash, as defined in the term sheet, is any amount above $1,000. The aggregate amount of the additional repayments shall not exceed $1,250.